DERIVATIVES (Detail Textuals) - Designated as Hedging Instrument - Cash Flow Hedging CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD
Interest rate swap
Derivative [Line Items]
Derivative, Notional Amount	$ 150.0
Foreign currency contracts exchange rate	1.5	1.5
Interest rate swap | Other comprehensive loss
Derivative [Line Items]
Estimated reclassification of additional increase in interest expense as on December 31, 2016	$ 0.8
Interest rate swap | Other long-term liabilities
Derivative [Line Items]
Fair value of derivatives	0.8
Interest rate swap | Other current liabilities
Derivative [Line Items]
Fair value of derivatives	$ 0.7
Foreign currency contracts | June 2016
Derivative [Line Items]
Derivative, Notional Amount | CAD		CAD 6.0
Foreign currency contracts exchange rate	1.268	1.268
Foreign currency contracts | June 2017
Derivative [Line Items]
Derivative, Notional Amount | CAD		CAD 12.0
Foreign currency contracts exchange rate	1.2855	1.2855
Foreign currency contracts | Other long-term liabilities
Derivative [Line Items]
Fair value of derivatives	$ 0.3
Foreign currency contracts | Other current liabilities
Derivative [Line Items]
Fair value of derivatives	$ 0.7